UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

JoEllen Legg, Esq.
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments
Emerald Small Cap Value Fund
June 30, 2015 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 96.30%
Consumer Discretionary: 13.77%
26,500	Carriage Services, Inc.	$632,820
36,832	Gray Television, Inc.(a)	577,526
10,811	Iconix Brand Group, Inc.(a)	269,951
18,704	Interval Leisure Group, Inc.	427,386
34,719	Stoneridge, Inc.(a)	406,559
14,518	Viad Corp.	393,583
		2,707,825

Consumer Staples: 1.04%
5,234	Andersons, Inc.	204,126

Energy: 2.19%
8,842	Superior Energy Services, Inc.	186,036
21,423	Synergy Resources Corp.(a)	244,865
		430,901

Financial Services: 42.50%
13,250	Argo Group International Holdings Ltd.	738,025
76,697	Cedar Realty Trust, Inc., REIT	490,861
18,205	Corporate Office Properties Trust, REIT	428,546
17,513	CyrusOne, Inc., REIT	515,757
6,913	Eagle Bancorp, Inc.(a)	303,895
19,741	Employers Holdings, Inc.	449,700
19,241	First Financial Bancorp	345,184
21,315	First Merchants Corp.	526,481
18,819	FirstMerit Corp.	392,000
22,506	Flushing Financial Corp.	472,851
64,103	Global Cash Access Holdings, Inc.(a)	496,157
13,173	Great Western Bancorp, Inc.	317,601
7,182	IBERIABANK Corp.	490,028
13,250	LegacyTexas Financial Group, Inc.	400,150
12,239	Opus Bank	442,807
24,157	Provident Financial Services, Inc.	458,741
28,305	Ramco-Gershenson Properties Trust, REIT	461,938
49,340	Wilshire Bancorp, Inc.	623,164
		8,353,886

Health Care: 5.03%
5,981	Magellan Health, Inc.(a)	419,089
15,132	Omnicell, Inc.(a)	570,627
		989,716

Information Technology: 1.69%
5,215	NICE Systems Ltd., Sponsored ADR	331,622

Materials & Processing: 2.61%
7,528	Cabot Corp.	280,719
20,542	Real Industry, Inc.(a)	233,152
		513,871

Producer Durables: 7.47%
22,160	CAI International, Inc.(a)	456,274
9,717	EMCOR Group, Inc.	464,181
6,580	Generac Holdings, Inc.(a)	261,555

		Value
Shares		(Note 2)
Producer Durables (continued)
22,879	Wabash National Corp.(a)	$286,903
		1,468,913

Technology: 14.27%
6,985	ARRIS Group, Inc.(a)	213,741
15,862	Microsemi Corp.(a)	554,377
24,772	Perficient, Inc.(a)	476,614
21,826	Rudolph Technologies, Inc.(a)	262,130
8,714	Solera Holdings, Inc.	388,296
5,070	Synaptics, Inc.(a)	439,746
62,207	Xcerra Corp.(a)	470,907
		2,805,811

Utilities: 5.73%
12,328	Great Plains Energy, Inc.	297,844
50,427	Premiere Global Services, Inc.(a)	518,894
62,921	Vonage Holdings Corp.(a)	308,942
		1,125,680

	Total Common Stocks
	(Cost $16,340,868)	18,932,351

SHORT TERM INVESTMENTS: 3.44%
	Dreyfus Government Cash Management Fund - Institutional Class
676,767	0.010% (7-Day Yield)	676,767

	Total Short Term Investments
	(Cost $676,767)	676,767

Total Investments: 99.74%
(Cost $17,017,635)		19,609,118

Other Assets In Excess Of Liabilities: 0.26%		51,837
Net Assets: 100.00%		$19,660,955

(a)	Non-income producing security.

Investment Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Small Cap Value Fund	Notes to Quarterly Schedule of Investments
June 30, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of June 30, 2015, the Trust had 31 registered Fund. This quarterly report describes the Emerald Small Cap Value Fund (the “Fund”).  The Emerald Small Cap Value Fund seeks to achieve long-term growth through capital appreciation.

The Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust and was organized into a series of the Trust effective as of the close of business on June 26, 2015.   As a result, the Fund’s fiscal year end changed from September 30th to April 30th.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts.  Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their Schedule of Investments.

Investment Valuation: The Fund generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual Fund that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves.  If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.  Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded Fund are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Small Cap Value Fund	Notes to Quarterly Schedule of Investments
June 30, 2015 (Unaudited)

The following is a summary of each input used to value the Fund as of June 30, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$18,932,351	$–	$–	$18,932,351
Short Term Investments	676,767	–	–	676,767
TOTAL	$19,609,118		$–	$19,609,118

(a)	For detailed descriptions of underlying industries, see the accompanying portfolio of investments.

For the nine months ended June 30, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities.

For the nine months ended June 30, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Fund may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Unrealized Appreciation and Depreciation on Investments:  As of June 30, 2015 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Emerald Small Cap Value Fund	$17,017,635	$2,923,259	$(331,776)	$2,591,483

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	August 25, 2015

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	August 25, 2015